Contract revenues and other operating income	9 Months Ended
Sep. 30, 2022
Contract revenues and other operating income
Contract revenues and other operating income
3.Contract revenues and other operating income

For the three and nine months ended September 30, 2022, AC Immune generated CHF 3.9 million in contract revenues compared with no contract revenues in the prior comparable periods, respectively.

	For the Three Months
	Ended September 30,
in CHF thousands	2022	2021
Life Molecular Imaging	3,934	—
Total contract revenue	3,934	—

	For the Nine Months
	Ended September 30,
in CHF thousands	2022	2021
Life Molecular Imaging	3,934	—
Total contract revenue	3,934	—

The following table presents changes in the Company’s contract assets and liabilities during the nine months ended September 30, 2022 and 2021:

	Balance at
	the			Balance at
	beginning			the end of
	of the			the
	reporting			reporting
in CHF thousands	period	Additions	Deductions	period
Nine months ended September 30, 2022:
Accrued income	975	1,079	(2,004)	50
Deferred income	717	733	(926)	524

Nine months ended September 30, 2021:
Accrued income	1,591	781	(2,249)	123
Deferred income	306	781	(933)	154

3.1Licensing and collaboration agreements

For a discussion of our licensing and collaboration agreements for the fiscal year ended December 31, 2021, please refer to Note 13.1 “Licensing and Collaboration agreements” of our Annual Report on Form 20-F for the year ended December 31, 2021 filed on March 22, 2022.

During the three and nine months ended September 30, 2022 and 2021, the Company recognized the following contract revenues as a result of performance obligations satisfied in previous periods:

	For the Three Months
	Ended September 30,
in CHF thousands	2022	2021
Revenue recognized in the period from:
Amounts included in the contract liability at the beginning of the period	—	—
Performance obligations satisfied in previous periods	3,934	—

	For the Nine Months
	Ended September 30,
in CHF thousands	2022	2021
Revenue recognized in the period from:
Amounts included in the contract liability at the beginning of the period	—	—
Performance obligations satisfied in previous periods	3,934	—

As it relates to contract revenue recognition, in September 2022, the Company earned a milestone linked to the progression of the Tau PET Tracer PI-2620 partnered with Life Molecular Imaging (LMI) into late-stage development in Alzheimer’s disease. The Company recorded EUR 4 (CHF 3.9) million in contract revenue for the three and nine months ended September 30, 2022 as a result of achieving this milestone. The Company recorded this EUR 4 (CHF 3.9) million milestone within other current receivables on its condensed consolidated balance sheets as of September 30, 2022.

3.2Grant income

Grants from the Michael J. Fox Foundation

For a discussion of our Grants from the Michael J. Fox Foundation (MJFF) for the fiscal year ended December 31, 2021, please refer to Note 13.2 “Grant Income” of our Annual Report on Form 20-F for the year ended December 31, 2021 filed on March 22, 2022.

In August 2022, the Company received follow-om grant funding as part of its joint arrangement with Skåne University Hospital (Skåne) in Sweden totaling USD 0.5 (CHF 0.5) million for the continued development of its alpha-synuclein PET imaging diagnostic agent. As part of this grant, AC Immune received USD 0.4 (CHF 0.4) million directly from the MJFF. Skåne will receive USD 0.1 (CHF 0.1) million of the total grant directly from the MJFF duration of the grant period.

For the three months ended September 30, 2022 and 2021, the Company has recognized CHF 0.2 million in grant income, respectively. For the nine months ended September 30, 2022 and 2021, the Company has recognized CHF 0.8 million in grant income, respectively. As of September 30, 2022, the Company has recorded CHF 0.5 million in deferred income, respectively.

Grant from the Target ALS Foundation

For a discussion of our Grants from the Target ALS Foundation (Target ALS) for the fiscal year ended December 31, 2021, please refer to Note 13.2 “Grant Income” of our Annual Report on Form 20-F for the year ended December 31, 2021 filed on March 22, 2022.

For the three and nine months ended September 30, 2022 and 2021, the Company recognized less than CHF 0.1 million and CHF 0.1 million, respectively. As of September 30, 2022, the Company has recorded less than CHF 0.1 million in deferred income.